Form N-1A Supplement	Apr. 30, 2025
TIFF Multi-Asset Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TIFF Investment Program (“TIP”)
Supplement dated April 30, 2025
to the Prospectus dated April 30, 2025
TIFF Multi-Asset Fund
(the “Fund”)
For shareholders who are not non-profit organizations, the following supplements similar language under the heading Fund Performance — Average Annual Total Returns in the fund summary section of the prospectus.